Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 9,171	$ 4,370		$ 7,990
Weighted average number of ordinary and restricted shares	1,984	1,975		1,971
Basic EPS from continuing and discontinued operations	$ 4.62	$ 2.21	[1]	$ 4.05	[1]
Profit from continuing operations attributable to equity holders of AB InBev	$ 8,748	$ 3,839		$ 7,430
Weighted average number of ordinary and restricted shares	1,984	1,975		1,971
Basic EPS from continuing operations	$ 4.41	$ 1.94	[1]	$ 3.77	[1]
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 8,086	$ 6,248		$ 7,392
Weighted average number of ordinary and restricted shares	1,984	1,975		1,971
Basic EPS from continuing operations before exceptional items	$ 4.08	$ 3.16		$ 3.75
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 7,196	$ 8,099		$ 7,683
Weighted average number of ordinary and restricted shares	1,984	1,975		1,971
Underlying EPS	$ 3.63	$ 4.10		$ 3.90
Profit attributable to equity holders of AB InBev	$ 9,171	$ 4,370		$ 7,990
Weighted average number of ordinary and restricted shares (diluted)	2,026	2,011		2,010
Diluted EPS from continuing and discontinued operations	$ 4.53	$ 2.17	[1]	$ 3.98	[1]
Profit from continuing operations attributable to equity holders of AB InBev	$ 8,748	$ 3,839		$ 7,430
Weighted average number of ordinary and restricted shares (diluted)	2,026	2,011		2,010
Diluted EPS from continuing operations	$ 4.32	$ 1.91	[1]	$ 3.70	[1]
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 8,086	$ 6,248		$ 7,392
Weighted average number of ordinary and restricted shares (diluted)	2,026	2,011		2,010
Diluted EPS from continuing operations before exceptional items	$ 3.99	$ 3.11		$ 3.68

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.